Long-term investments - Combined financial information for the investee companies (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Assets:
Cash and cash equivalents	¥ 984,611,409		¥ 1,195,351,730	¥ 602,270,607	$ 134,891,210
Financial investments	513,475,537		608,198,249		70,345,860
Prepaid expenses and other current assets, net	34,078,494		48,767,987		4,668,735
Long-term investments	498,038,310		493,411,355		68,230,969
Other non-current assets	44,951,464		55,264,517		6,158,325
TOTAL ASSETS	11,819,289,603		11,650,024,640		1,619,236,036
Liabilities:
Total amount of Short-term borrowings	328,500,000		565,000,000		45,004,315
Accrued expenses and other current liabilities	929,490,436		575,727,263		127,339,668
Other non-current liabilities	27,516,391		37,571,057		3,769,730
TOTAL LIABILITIES	4,866,134,961		5,802,900,353		666,657,756
Net revenues	5,871,781,746	$ 804,430,801	4,814,884,030	3,562,950,115
Net Income (Loss)	1,539,905,765	210,966,225	1,186,793,974	¥ 811,996,439
Consolidated investee companies
Assets:
Cash and cash equivalents	580,989,751		156,369,105		79,595,270
Financial investments	4,408,605,503		5,313,961,988		603,976,478
Prepaid expenses and other current assets, net	656,666,733		466,272,257		89,962,974
Long-term investments	667,927,748		527,245,707		91,505,726
Other non-current assets	3,019,189,760		1,560,057,412		413,627,301
TOTAL ASSETS	9,333,379,495		8,023,906,469		1,278,667,749
Liabilities:
Accrued expenses and other current liabilities	5,232,335,603		4,406,921,935		716,827,039
Long-term borrowings	1,501,000,000		1,014,200,000		205,636,157
Other non-current liabilities	2,143,675		1,258,733		293,682
TOTAL LIABILITIES	6,735,479,278		5,422,380,668		$ 922,756,878
Net revenues	326,706,200	44,758,566	383,611,655
Net Income (Loss)	¥ 120,087,725	$ 16,451,951	¥ 193,845,592